Accruals and Other Payables (Tables)	12 Months Ended
Mar. 31, 2026
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables	Accruals and other payables consisted of the following:
	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Accrued expenses and other payables	1,350	192
Salaries payable	2,146	2,159
	3,496	2,351